Pro Forma Adjustments: Schedule of Balance Sheet Adjustments, Net Proceeds Received (Details)	9 Months Ended
Sep. 30, 2017 USD ($)
Details
Gross Cash Proceeds	$ 246,500
Less Selling Costs	(28,348)
Less Repayment of Secured Convertible Loan	(123,912)
Less Repayment of Various FullTel Liabilities	(54,229)
Net Cash	$ 40,011